Eaton Vance
Virginia Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 4.6%
Virginia Resources Authority, (Pooled Financing Program):
4.00%, 11/1/41	$1,500	$ 1,504,335
4.00%, 11/1/44	345	346,173
5.25%, 11/1/47	500	561,100
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/40	500	453,755
		$ 2,865,363
Education — 4.2%
Alexandria Industrial Development Authority, VA, (Episcopal High School), 4.00%, 1/1/36	$1,000	$ 1,008,490
Virginia College Building Authority, 3.00%, 9/1/38	215	198,942
Virginia College Building Authority, (University of Richmond), (SPA: U.S. Bank, N.A.), 2.70%, 11/1/36(1)	1,400	1,400,000
		$ 2,607,432
Electric Utilities — 2.5%
Richmond, VA, Public Utility Revenue, 4.25%, 1/15/53	$1,500	$ 1,542,315
		$ 1,542,315
General Obligations — 15.1%
Alexandria, VA, 4.00%, 12/15/44	$1,475	$ 1,517,745
Bristol, VA, 5.00%, 9/1/27	1,000	1,013,780
Falls Church, VA, 3.00%, 7/15/41	1,000	910,610
Loudoun County, VA, 4.00%, 12/1/38	1,045	1,088,462
Lynchburg, VA, 4.00%, 6/1/44	910	922,886
Newport News, VA, 4.00%, 2/1/42	1,650	1,689,946
Puerto Rico:
0.00%, 7/1/33	750	519,720
5.625%, 7/1/29	1,000	1,079,500
Virginia, 2.00%, 6/1/28	765	729,290
		$ 9,471,939
Hospital — 12.8%
Albemarle County Economic Development Authority, VA, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 2.80%, 10/1/48(2)	$500	$ 500,000
Fairfax County Industrial Development Authority, VA, (Inova Health System Project):
4.00%, 5/15/48	1,045	1,046,338
4.125%, 5/15/54	1,000	1,002,420
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	1,000	981,000
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Virginia Commonwealth University Health System Authority, 4.00%, 7/1/54	$1,490	$ 1,470,824
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	2,050	2,016,605
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/36	1,000	1,031,610
		$ 8,048,797
Housing — 10.6%
Harrisonburg Redevelopment and Housing Authority, VA, (Wesley Apartments), 4.00% to 12/1/26 (Put Date), 12/1/28	$1,640	$ 1,666,666
Virginia Housing Development Authority:
2.90%, 12/1/38	1,510	1,323,787
4.10%, 10/1/27	2,000	2,000,900
4.40%, 10/1/44	1,000	1,020,870
4.45%, 7/1/45	635	650,310
		$ 6,662,533
Industrial Development Revenue — 1.7%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$1,035	$ 977,682
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(3)	60	60,003
		$ 1,037,685
Insured - Education — 3.5%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,015	$ 2,214,666
		$ 2,214,666
Insured - Electric Utilities — 1.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$ 989,540
		$ 989,540
Insured - Hospital — 1.8%
Isle of Wight County Economic Development Authority, VA, (Riverside Health System), (AGM), 5.25%, 7/1/43	$1,000	$ 1,120,970
		$ 1,120,970
Insured - Transportation — 1.4%
Chesapeake Bay Bridge and Tunnel District, VA, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$880	$ 892,285
		$ 892,285

Eaton Vance
Virginia Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 5.1%
Chesterfield County Economic Development Authority, VA, (County Mobility), 4.00%, 4/1/50	$1,000	$ 1,005,060
Virginia Port Authority, 5.25%, 7/1/48	950	1,057,635
Virginia Public Building Authority, (AMT), 4.00%, 8/1/39	1,140	1,138,723
		$ 3,201,418
Other Revenue — 0.6%
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute), 2.80%, 2/15/38(2)	$400	$ 400,000
		$ 400,000
Senior Living/Life Care — 10.1%
James City County Economic Development Authority, VA, (Williamsburg Landing), 5.75%, 12/1/28	$640	$ 640,903
James City County Economic Development Authority, VA, (WindsorMeade), 4.00%, 6/1/41	620	558,663
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/34	1,500	1,516,125
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
5.00%, 9/1/34	1,150	1,184,730
7.00%, 9/1/53	500	574,525
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/39	1,750	1,863,435
		$ 6,338,381
Special Tax Revenue — 1.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$200	$ 202,196
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/27	17	15,449
0.00%, 7/1/29	17	14,307
0.00%, 7/1/31	22	17,082
0.00%, 7/1/33	50	35,711
0.00%, 7/1/46	287	97,230
0.00%, 7/1/51	528	131,139
4.50%, 7/1/34	110	110,359
4.536%, 7/1/53	3	2,960
5.00%, 7/1/58	512	514,309
		$ 1,140,742
Transportation — 12.0%
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	$2,750	$ 2,855,957
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Northern Virginia Transportation Commission, Green Bonds, 5.00%, 6/1/47	$1,000	$ 1,092,660
Virginia Port Authority, (AMT), 5.00%, 7/1/45	800	804,784
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 5.00%, 7/1/38	1,640	1,739,368
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	1,000	1,009,340
		$ 7,502,109
Water and Sewer — 8.3%
Alexandria Sanitation Authority, VA, Green Bonds, 5.00%, 7/15/40	$700	$ 803,320
Caroline County, VA, Water and Sewer System Revenue, 3.00%, 4/1/32	235	228,509
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/40	880	907,711
Hampton Roads Sanitation District, VA:
3.00%, 8/1/36	575	538,982
4.00%, 10/1/38	1,690	1,720,488
Loudoun County Sanitation Authority, VA, Water and Sewer System Revenue, 4.00%, 1/1/32	1,000	1,000,580
		$ 5,199,590
Total Tax-Exempt Municipal Obligations (identified cost $59,780,188)		$61,235,765

Taxable Municipal Obligations — 0.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Virginia Resources Authority, (Pooled Financing Program), 1.816%, 11/1/29	$415	$ 370,757
		$ 370,757

Eaton Vance
Virginia Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.2%
Portsmouth, VA, 2.20%, 7/15/37	$165	$ 122,788
		$ 122,788
Total Taxable Municipal Obligations (identified cost $580,000)		$ 493,545
Total Investments — 98.5% (identified cost $60,360,188)		$61,729,310
Other Assets, Less Liabilities — 1.5%		$ 911,825
Net Assets — 100.0%		$62,641,135
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2024.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at November 30, 2024.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2024, the aggregate value of these securities is $262,199 or 0.4% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2024, 8.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 6.6% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at November 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$61,235,765	$ —	$61,235,765
Taxable Municipal Obligations	—	493,545	—	493,545
Total Investments	$ —	$61,729,310	$ —	$61,729,310
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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